Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards and disallowed finance costs	$ 54,215	$ 75,706
Vessels and equipment	(3,500)	(489)
Other items	169	94
Gross deferred tax assets	48,753	71,932
Valuation allowance	(53,384)	(70,047)
Deferred Tax Liabilities, Derivatives	(2,131)	(3,379)
Other assets
Operating Loss Carryforwards [Line Items]
Deferred Income Tax Assets, Net, Total		1,885
Deferred Tax Assets, Net of Valuation Allowance	(258)	(6,620)
Other Liabilities
Operating Loss Carryforwards [Line Items]
Deferred Income Tax Liabilities, Net	(4,889)	$ (4,735)
Other noncurrent liabilities
Operating Loss Carryforwards [Line Items]
Deferred Income Tax Liabilities, Net	$ (4,631)